INCOME TAX	9 Months Ended
Sep. 30, 2019
INCOME TAX
INCOME TAX

17   INCOME TAX

The income tax expenses for the nine-month period ended September 30, 2018 and 2019 were RMB4,436 and RMB12,139, respectively.

The Company’s effective tax rates for the nine-month periods ended September 30, 2018 and 2019 were negative 1.5% and negative 1.9%, respectively. The difference between effective tax rate and the PRC statutory tax rate of 25% was due to valuation allowances on deferred tax assets, mainly related to the net operating losses and other temporary difference generated by certain subsidiaries of the Company.